Borrowings - Balances of long-term bank loan (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Borrowings
Outstanding loan	¥ 1,164,910	¥ 3,604,670
Current portion according to repayment schedule	501,340	639,180
Long-term portion according to repayment schedule	663,570	2,965,490
Loan Agreement with Bank of Shanghai, Maturity, June 2025
Borrowings
Outstanding loan		80,340
Current portion according to repayment schedule		80,340
Loan Agreement with China Construction Bank, Maturity, July 2029, One
Borrowings
Outstanding loan	5,780	6,460
Current portion according to repayment schedule	1,700	1,360
Long-term portion according to repayment schedule	4,080	5,100
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029
Borrowings
Outstanding loan	8,670	9,690
Current portion according to repayment schedule	2,550	2,040
Long-term portion according to repayment schedule	6,120	7,650
Loan Agreement with China Construction Bank, Maturity, July 2029, Two
Borrowings
Outstanding loan	16,830	18,810
Current portion according to repayment schedule	4,950	3,960
Long-term portion according to repayment schedule	11,880	14,850
Loan Agreement with China Construction Bank, Maturity, July 2029, Three
Borrowings
Outstanding loan	266,390	297,730
Current portion according to repayment schedule	78,350	62,680
Long-term portion according to repayment schedule	188,040	235,050
Loan Agreement with Industrial and Commercial Bank of China, Maturity, July 2029, One
Borrowings
Outstanding loan	424,830	474,810
Current portion according to repayment schedule	124,950	99,960
Long-term portion according to repayment schedule	299,880	374,850
Loan Agreement with Bank of Shanghai, Maturity, September 2026
Borrowings
Outstanding loan	158,740	213,040
Current portion according to repayment schedule	108,600	108,600
Long-term portion according to repayment schedule	50,140	104,440
Loan Agreement with China Construction Bank, Maturity, January 2031
Borrowings
Outstanding loan		637,010
Current portion according to repayment schedule		29,900
Long-term portion according to repayment schedule		607,110
Loan Agreement with Industrial and Commercial Bank of China, Maturity, January 2031
Borrowings
Outstanding loan		497,660
Current portion according to repayment schedule		23,360
Long-term portion according to repayment schedule		474,300
Loan Agreement with China Minsheng Bank, Maturity, January 2031
Borrowings
Outstanding loan		497,670
Current portion according to repayment schedule		23,380
Long-term portion according to repayment schedule		474,290
Loan Agreement with Agricultural Bank of China, Maturity, January 2031
Borrowings
Outstanding loan		497,660
Current portion according to repayment schedule		23,360
Long-term portion according to repayment schedule		474,300
Loan Agreement with Bank of Shanghai, Maturity, January 2027
Borrowings
Outstanding loan	109,250	145,550
Current portion according to repayment schedule	72,600	72,600
Long-term portion according to repayment schedule	36,650	72,950
Loan Agreement with Bank of Shanghai, Maturity, February 2027
Borrowings
Outstanding loan	174,420	228,240
Current portion according to repayment schedule	107,640	107,640
Long-term portion according to repayment schedule	¥ 66,780	¥ 120,600